Note 18 - Related Party Transactions and Key Management Compensation - Key Management Personnel Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Stock-based compensation	$ 849,679	$ 1,467,934
Director and Executive Officers [Member]
Salaries and benefits, including bonuses	1,357,264	912,640
Stock-based compensation	749,615	964,506
Total	$ 2,106,879	$ 1,877,146